Net Interest Income - Interest Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expenses [Abstract]
Time deposits		$ 38,808,451	$ 26,129,974	$ 15,398,263
Other liabilities		4,207,666	2,734,026	1,137,092
Savings accounts deposits		2,754,358	6,747,772	1,372,965
UVA clause adjustment	[1]	1,539,863	1,974,442	100,999
Bank loans		903,655	281,834	84,048
Interest on the lease liability		317,722
Premium for reverse repurchase agreements		2,642	169,519	300,707
Others		35,370	17,843	3,243
TOTAL		$ 48,569,727	$ 38,055,410	$ 18,397,317

[1]	Adjustment clauses based on the variation of the consumer price index.